UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4216

Dreyfus California Tax Exempt Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	9/30/05

P:\Edgar Filings\Pending\357\NCSRS-357-11-05\formncsr357.DOC

FORM N-CSR
Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus California
Tax Exempt Money Market Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus California Tax Exempt Money Market Fund covers the six-month period from April 1, 2005, through September 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Joseph Irace.

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates steadily and gradually over the past six months in its ongoing effort to move away from its previously accommodative monetary policy.As short-term interest rates climbed, so did yields of tax-exempt money market instruments. At the same time, money market funds continued to meet investors’ needs for liquidity and stability of principal.

Although recent events — including sharply higher gasoline and energy prices, and Hurricane Katrina — have added a degree of uncertainty to the economic outlook, most economists currently believe that the Fed is likely to continue to raise short-term interest rates over the near term until they reach a level that neither stimulates nor restricts economic activity.As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus California Tax Exempt Money Market Fund perform during the period?

For the six-month period ended September 30, 2005, the fund produced an annualized yield of 1.79% .Taking into account the effects of compounding, the fund also produced an annualized effective yield of 1.81% ..1

Money market yields climbed steadily over the reporting period as the Federal Reserve Board (the “Fed”) continued to raise the overnight federal funds rate at each of four meetings of its Federal Open Market Committee (“FOMC”).

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal and California state personal income taxes.

In managing the fund, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s weighted average maturity in anticipation of what we believe to be supply-and-demand changes in California’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the fund’s weighted average maturity, which should position the fund to purchase new securities with then-current higher yields, if higher yields materialize as a result of an increase in short-term supply.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which would tend to lengthen the fund’s weighted average maturity. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain then-current yields for as long as we deem practical.At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

In response to relatively robust economic growth — including rising corporate and consumer spending and a gradually improving labor market — the Fed raised short-term interest rates at each of four FOMC meetings during the reporting period, driving the overnight federal funds rate from 2.75% to 3.75% . As short-term interest rates moved steadily higher, so did tax-exempt money market yields.

The fund also was influenced by an improving credit environment in California. The state enjoyed higher levels of private-sector employment and personal income during the reporting period, which helped support tax revenues and economic growth. In addition, the state issued a lower volume of tax-exempt money market instruments than the same period one year ago, when California relied more heavily on short-term financing in advance of the issuance of longer-term Economic Recovery Bonds as part of the state government’s response to California’s fiscal crisis. At the same time, investor demand among California residents has remained strong in the growing economy, putting downward pressure on yields.

In this economic environment, we generally maintained our focus on securities with maturities of six months or less. This strategy was designed to maintain liquidity and keep funds available for higher-yielding tax-exempt instruments as they became available. However, most money market funds adopted a similar strategy, and the industry’s

4

weighted average maturity in May 2005 fell to the shortest point on record. In our attempts to capture opportunities for higher yields, we maintained the fund’s weighted average maturity in a range that was modestly longer than industry averages for most of the reporting period.

To achieve this position, we found relatively attractive yields from commercial paper with maturities between three and five months. While we also identified a limited number of attractive values among municipal notes in the secondary market, we generally did not participate in California’s annual issuance of one-year notes during the summer. Indeed, our focus on commercial paper enabled us to avoid locking in yields of one-year notes in the rising interest-rate environment.

What is the fund’s current strategy?

While recent economic data suggest that the U.S. economy continues to grow at a sustained pace, the Gulf Coast hurricanes and soaring energy prices have added a degree of uncertainty to the economic outlook. Nonetheless, we expect the Fed to continue to raise short-term interest rates at upcoming FOMC meetings in its efforts to forestall inflationary pressures.Accordingly, we have continued to focus on shorter-term instruments that give the fund the liquidity it needs to capture higher yields should they arise, and we recently allowed the fund’s weighted average maturity to fall toward a point we consider in line with industry averages. Of course, we are prepared to revise our strategies as economic and market conditions change.

October 17, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California Tax Exempt Money Market Fund from April 1, 2005 to September 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2005

Expenses paid per $1,000 †	$ 3.32
Ending value (after expenses)	$1,009.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2005

Expenses paid per $1,000 †	$ 3.35
Ending value (after expenses)	$1,021.76

† Expenses are equal to the fund’s annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2005 (Unaudited)
	Principal
Tax Exempt Investments—98.6%	Amount ($)		Value ($)

California—98.5%
Alameda-Contra Costa Schools Financing Authority, COP
(Capital Improvements Financing Projects)
2.84% (LOC; KBC Bank)	500,000	[a]	500,000
California, GO Notes:
2.75% (LOC: Bank of America, Bank of Nova Scotia,
and Landesbank Hessen-Thuringen Girozentrale)	5,000,000	[a]	5,000,000
2.80% (Liquidity Facility; Merrill Lynch)	9,155,000	[a]	9,155,000
3.99%, 10/1/2005	100,000		100,000
CP 2.55%, 10/12/2005 (Liquidity Facility:
Lloyds TSB Bank, Societe Generale, National
Australia Bank, Bank of Nova Scotia, Royal Bank
of Scotland and KBC Bank)	3,000,000		3,000,000
(Kindergarten University) 2.75% (LOC: Citibank,
National Bank of Australia and State Street
Bank and Trust Co.)	5,000,000	[a]	5,000,000
(Merlots Program) 2.76% (Insured; FSA and Liquidity
Facility; Wachovia Bank)	1,000,000	[a]	1,000,000
California Economic Recovery, GO Notes
3.87%, 1/1/2006	1,000,000		1,003,264
California Educational Facilities Authority, College
and University Revenue:
(University of Judaism)
2.73% (LOC; Allied Irish Bank)	3,300,000	[a]	3,300,000
(University of Southern California)
4.58%, 10/1/2005	100,000		100,000
California Infrastructure and Economic Development Bank:
IDR:
(Lance Camper Manufacturing Corp.)
2.75% (LOC; Comerica Bank)	1,180,000	[a]	1,180,000
(Murrietta Circuits Project)
2.81% (LOC; Comerica Bank)	4,400,000	[a]	4,400,000
Revenue (Los Angeles SPCA Project)
2.70% (LOC; The Bank of New York)	6,200,000	[a]	6,200,000
California Pollution Control Financing Authority:
SWDR:
(AG Resources III LLC Project)
2.80% (LOC; Key Bank)	2,780,000	[a]	2,780,000
(Burrtec Waste Industries Inc. Project)
2.80% (LOC; U.S. Bank NA)	450,000	[a]	450,000
(Marborg Industries Project)
2.80% (LOC; Wachovia Bank)	3,710,000	[a]	3,710,000

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

California (continued)
California Pollution Control
Financing Authority (continued):
SWDR (continued):
(Mission Trail Waste System)
2.85% (LOC; Comerica Bank)	2,100,000	[a]	2,100,000
(NAPA Recycling and Waste Services)
2.90% (LOC; Union Bank of California)	2,255,000	[a]	2,255,000
(Norcal Waste System Inc. Project)
2.80% (LOC; Bank of America)	3,625,000	[a]	3,625,000
(Sierra Pacific Industries Inc. Project)
2.75% (LOC; Wells Fargo Bank)	1,000,000	[a]	1,000,000
California School Cash Reserve Program Authority,
Revenue (Pool Program)
3.94%, 7/6/2006 (Insured; AMBAC)	3,000,000		3,028,791
California State Public Works Board, LR,
2.78% (Insured; XLCA and Liquidity Facility;
JPMorgan Chase Bank)	1,100,000	[a]	1,100,000
California State University Institute, CP
2.65%, 12/1/2005 (LOC; JPMorgan Chase Bank
and State Street Bank and Trust Co.)	6,040,000		6,040,000
California Statewide Communities Development Authority:
Revenue:
CP (Kaiser Permanente) 2.60%, 11/17/2005	3,500,000		3,500,000
Health, Hospital and Nursing Home Revenue
(University Retirement Community at Davis)
2.79%, (Insured; Radian and
Liquidity Facility; Bank of America)	5,500,000	[a]	5,500,000
(Kaiser Permanente):
2.72%	5,600,000	[a]	5,600,000
2.72%	6,600,000	[a]	6,600,000
Private Schools Revenue (Saint Mary's and All Angels
School) 2.72% (LOC; Allied Irish Bank)	8,250,000	[a]	8,250,000
TRAN 3.94%, 6/30/2006	3,000,000		3,027,706
California Statewide Communities Development
Corporation, Industrial Revenue:
(Evapco Inc.) 2.80% (LOC; Bank of America)	820,000	[a]	820,000
(Lustre California) 2.75% (LOC; Comerica Bank)	2,940,000	[a]	2,940,000
(Pacific Bearings Company) 2.85% (LOC; Union
Bank of California)	580,000	[a]	580,000
(Redline Project) 2.80% (LOC; California State
Teachers Retirement)	805,000	[a]	805,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

California (continued)
Chaffey Community College District, GO Notes
2.78% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	5,515,000	[a]	5,515,000
Desert Community College District, GO Notes
(Putters Program) 2.78% (Insured; MBIA
and Liquidity Facility; JPMorgan Chase Bank)	3,130,000	[a]	3,130,000
Golden State Tobacco Securitization Corporation, Tobacco
Settlement Revenue:
2.80% (Liquidity Facility; Citibank)	5,000,000	[a]	5,000,000
2.83% (Liquidity Facility; Merrill Lynch)	1,730,000	[a]	1,730,000
Los Angeles Community Redevelopment Agency,
MFHR (Views at 270)
2.81% (LOC; Citibank)	1,000,000	[a]	1,000,000
Los Angeles Convention and Exhibition Center Authority, LR,
Refunding 2.72% (Insured; AMBAC and
Liquidity Facility; Dexia Credit Locale)	2,700,000	[a]	2,700,000
Los Rios Community College District, TRAN
2.97%, 10/27/2005	325,000		325,227
Maywood, COP (Infrastructure Financing Project)
2.77% (LOC; Allied Irish Bank)	2,800,000	[a]	2,800,000
Port of Oakland, Airport Revenue
5.41%, 11/1/2005 (Insured; FGIC)	320,000		320,731
Riverside Community College District, GO Notes
2.78% (Insured; FSA and Liquidity Facility;
JPMorgan Chase Bank)	4,275,000	[a]	4,275,000
Sacramento County Sanitation District,
Financing Authority Revenue
2.77% (Insured; MBIA and Liquidity Facility;
Citigroup Global Markets Holdings)	2,235,000	[a]	2,235,000
San Diego Area Housing and Finance Agency, LR:
2.85% (Liquidity Facility; Societe Generale)	5,455,000	[a]	5,455,000
2.85% (Liquidity Facility; Societe Generale)	2,940,000	[a]	2,940,000
San Diego County, COP
(Friends of Chabad) 2.77% (LOC; Comerica Bank)	1,700,000	[a]	1,700,000
San Francisco City and County Airports Commission,
International Airport Revenue, Refunding
3.91%, 5/1/2006 (Insured; MBIA)	100,000		100,579
San Juan Unified School District, GO Notes, TRAN
2.96%, 11/18/2005	3,000,000		3,003,665

The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

California (continued)
San Luis Obispo County, COP
(New County Government Center Project)
3.89%, 10/15/2005 (Insured; MBIA)	375,000		375,322
Santa Clara County Housing Authority, MFHR
(Monte Vista Terrace Apartments)
2.80% (LOC; Union Bank of California)	2,000,000	[a]	2,000,000
Sausalito, MFHR (Rotary Village Senior Housing
Project) 2.73% (LOC; Bank of the West)	1,200,000	[a]	1,200,000
Stockton Community Facilities District,
Special Tax Revenue (Arch Road East)
2.75% (LOC; Wells Fargo Bank)	2,100,000	[a]	2,100,000
Tulare-Porterville Schools Financing Authority,
COP (2002 Refinancing Project)
2.70% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	7,075,000	[a]	7,075,000
Vacaville Industrial Development Authority,
Industrial Revenue, Refunding
(Leggett & Platt Inc.)
2.80% (LOC; Wachovia Bank)	1,600,000	[a]	1,600,000
Whittier, College and University Revenue, Refunding
(Whittier College) 2.80% (Insured; Radian Bank
and Liquidity Facility; The Bank of New York)	3,000,000	[a]	3,000,000
U.S. Related—.1%
University of Puerto Rico,
College and University Revenue
5.27%, 6/1/2006 (Insured; MBIA)	100,000		101,500

Total Investments (cost $163,331,785)	98.6%		163,331,785
Cash and Receivables (Net)	1.4%		2,274,188
Net Assets	100.0%		165,605,973

10

Summary of Abbreviations

ACA	American Capital Access	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance
GIC	Guaranteed Investment Contract

The Fund

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1, F1+	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	97.7
AAA, AA, A [b]	AAA, AA, A [b]	AAA, AA, A [b]	1.3
Not Rated [c]	Not Rated [c]	Not Rated [c]	1.0
			100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[c]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	163,331,785	163,331,785
Cash		1,790,848
Interest receivable		687,731
Prepaid expenses		10,424
		165,820,788

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		68,601
Payable for shares of Beneficial Interest redeemed		118,469
Accrued expenses		27,745
		214,815

Net Assets ($)		165,605,973

Composition of Net Assets ($):
Paid-in capital		165,589,706
Accumulated net realized gain (loss) on investments		16,267

Net Assets ($)		165,605,973

Shares Outstanding
(unlimited number of $.01 par value shares of Beneficial Interest authorized)		165,656,026
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund

13

STATEMENT OF OPERATIONS Six Months Ended September 30, 2005 (Unaudited)
Investment Income ($):
Interest Income	2,041,816
Expenses:
Management fee—Note 2(a)	416,133
Shareholder servicing costs—Note 2(b)	54,364
Professional fees	36,402
Custodian fees	12,138
Registration fees	8,610
Prospectus and shareholders' reports	8,292
Trustees' fees and expenses—Note 2(c)	4,743
Miscellaneous	8,341
Total Expenses	549,023
Investment Income—Net	1,492,793

Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	16,267
Net unrealized (depreciation) on investments	(6)
Net Realized and Unrealized Gain (Loss) on Investments	16,261
Net Increase in Net Assets Resulting from Operations	1,509,054

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2005	Year Ended
	(Unaudited)	March 31, 2005

Operations ($):
Investment income—net	1,492,793	1,188,646
Net realized gain (loss) on investments	16,267	4,098
Net unrealized appreciation
(depreciation) on investments	(6)	6
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,509,054	1,192,750

Dividends to Shareholders from ($):
Investment income—net	(1,492,793)	(1,188,646)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	232,803,052	293,780,094
Dividends reinvested	995,630	745,359
Cost of shares redeemed	(241,830,827)	(261,405,568)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(8,032,145)	33,119,885
Total Increase (Decrease) in Net Assets	(8,015,884)	33,123,989

Net Assets ($):
Beginning of Period	173,621,857	140,497,868
End of Period	165,605,973	173,621,857

See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2005			Year Ended March 31,

	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.008	.004	.008	.016	.029
Distributions:
Dividends from investment
income—net	(.009)	(.008)	(.004)	(.008)	(.016)	(.029)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.80[a]	.81	.43	.81	1.58	2.94

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66[a]	.67	.67	.68	.64	.65
Ratio of net expenses
to average net assets	.66[a]	.66	.67	.68	.64	.65
Ratio of net investment income
to average net assets	1.79[a]	.81	.43	.81	1.55	2.89

Net Assets, end of period
($ x 1,000)	165,606	173,622	140,498	146,246	201,387	176,590

[a] Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California Tax Exempt Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Fund

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

18

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2005 was all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 2005, the fund was charged $32,232 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2005, the fund was charged $13,190 pursuant to the transfer agency agreement.

During the period ended September 30, 2005, the fund was charged $1,847 for services performed by the Chief Compliance Officer.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $62,709, shareholder services plan fees $203, chief compliance officer fees $929 and transfer agency per account fees $4,760.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

20

For	More	Information

Dreyfus
California Tax Exempt
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

SSL-DOCS2 70134233v5

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus California Tax Exempt Money Market Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

SSL-DOCS2 70134233v5

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 29, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 29, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70134233v5